Financial Assets Pledged as Collateral	12 Months Ended
Dec. 31, 2024
Disclosure of financial assets pledged as collateral [abstract]
Financial Assets Pledged as Collateral

NOTE 12. FINANCIAL ASSETS PLEDGED AS COLLATERAL
The Financial Assets Pledged as Collateral valuated in accordance with their underlying asset for the years under analysis are detailed below:

	12.31.24	12.31.23
Deposits as Collateral	616,136,549	678,132,097
Special Accounts as Collateral—Argentine Central Bank	510,599,274	231,635,443
Forward Purchases of monetary regulatory instruments	484,955,732	110,554,459
Less: Allowances	(74,170)	(17,020)
Total	1,611,617,385	1,020,304,979
The restricted availability assets are detailed in Note 52.2.